1900 K Street, NW Washington, DC 20006 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

February 11, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: Angel Oak Financial Strategies Income Term Trust – Preliminary Proxy Statement on Schedule 14A

(File No. 811-23358)

Dear Sir or Madam:

On behalf of Angel Oak Financial Strategies Income Term Trust, attached for filing by means of the EDGAR system is a preliminary proxy statement on Schedule 14A under the Securities Exchange Act of 1934, as amended.

No fees are required in connection with this filing.

Please contact the undersigned at (202) 261-3304 with any questions or comments.

Sincerely,

/s/ Stephen T. Cohen
Stephen T. Cohen